Property and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2024
Property and Equipment, Net [Abstract]
Schedule of Property and Equipment

As of December 31, 2024 and 2023, property and equipment consisted of the following:

	Useful life	December 31, 2024	December 31, 2023
Office equipment and furniture	3 - 5 Years	$132,600	$143,545
Leasehold improvement	The lesser of remaining lease term or 2 - 3 Years	81,916	83,139
Software	1 - 3 Years	11,546	11,719
Finance lease right-of-use asset	4 Years	150,352	152,540
		376,414	390,943
Less: accumulated depreciation		(290,565)	(261,871)
		$85,849	$129,072